Prospectus Supplement                             40670  2/98
dated February 9, 1998 to:
_________________________________________________________________
Putnam Voyager Fund (the "fund")
Prospectuses dated November 30, 1997

In the section "How the fund is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam
Management") that have primary responsibility for the day-to-day management of the fund is replaced with the following:

                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------

Robert R. Beck       1995         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1989.

Roland W. Gillis     1995         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since March, 1995.
                                  Prior to March, 1995, Mr.
                               Gillis was a Senior Vice President
                               of Keystone Custodian Funds, Inc.

Michael P. Stack     1997         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since November,
                                  1997. Prior to November,
                                  1997, Mr. Stack was
                                  employed as a Senior Vice
                                  President and Portfolio
                                  Manager by Independence
                                  Investment Associates, Inc.

Charles H. Swanberg  1994         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1984.

Michael E. Nance     1998         Employed as an investment
Vice President                    professional by Putnam
                                  Management since June,
                                  1994. Prior to June,
                                  1994, Mr. Nance attended the
                               University of Chicago Graduate
                               School of Business.